Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Carrying value of benefit obligation
The carrying value of the benefit obligation as at December 31, 2022 and 2021 is:

	2022	2021
	$	$
Balance - January 1	2,560	2,330
Increases
Provision for the year	602	635
Actuarial (gain) loss	(252)	80
Interest expense	22	7
Reductions
Payments	(372)	(309)
Effects of foreign exchange	(137)	(183)
Balance - December 31	2,423	2,560

Change in liability recognized in statement of loss and comprehensive loss
The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2022	2021
	$	$
Cost recognized in profit or loss
Current period cost	602	635
Interest cost on defined benefit obligation	22	7
Remeasurement loss recognized in OCI	(252)	80
Annual weighted average assumptions
Discount rate	3.77%	0.98%
Price inflation	3.00%	1.00%